CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013
CONSOLIDATED STATEMENT OF CASH FLOWS
Grandhaven Option, receivable	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000